TAX PAYABLES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TAX PAYABLES
VAT rate	6.00%	6.00%
Tax payables	$ 150,709	$ 828,695
Statutory income tax rates	25.00%	25.00%